UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric

Tax-Managed Emerging Markets Fund

Semiannual Report

December 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report December 31, 2021

Parametric

Tax-Managed Emerging Markets Fund

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Performance1,2

Portfolio Manager(s) Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Institutional Class at NAV	06/30/1998	06/30/1998	–4.50%	4.61%	6.28%	4.24%

MSCI Emerging Markets Index	—	—	–9.30%	–2.54%	9.87%	5.48%

% After-Tax Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Return After Taxes on Distributions		06/30/1998	06/30/1998	2.97%	5.78%	3.87%
Return After Taxes on Distributions and Sales of Fund Shares		—	—	4.87	5.35	3.64

% Total Annual Operating Expense Ratio[3]						Institutional Class

						0.96%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

Tencent Holdings, Ltd.	1.2%

Samsung Electronics Co., Ltd.	0.9

Taiwan Semiconductor Manufacturing Co., Ltd.	0.8

America Movil SAB de CV, Series L	0.8

Ahli United Bank BSC	0.8

Delta Electronics (Thailand) PCL	0.6

Turkiye Petrol Rafinerileri AS	0.6

Naspers, Ltd., Class N	0.6

Southern Copper Corp.	0.6

Yandex NV, Class A	0.6

Total	7.5%

See Endnotes and Additional Disclosures in this report.

3

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Institutional Class shares are offered at net asset value (NAV). Prior to September 1, 2016, Institutional Class shares were subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 – December 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/21)	Ending Account Value (12/31/21)	Expenses Paid During Period* (7/1/21 – 12/31/21)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$955.00	$4.73	0.96%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.37	$4.89	0.96%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2021.

5

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 101.3%
Security	Shares	Value

Argentina — 0.6%

Banco BBVA Argentina S.A.(1)	1	$1

Banco BBVA Argentina S.A. ADR(1)	25,531	80,423

Banco Macro S.A. ADR(1)(2)	13,067	183,199

Banco Macro S.A., Class B(1)	6	8

IRSA Inversiones y Representaciones S.A.(1)	4	2

IRSA Inversiones y Representaciones S.A. ADR(1)	11,954	50,924

IRSA Propiedades Comerciales S.A. ADR(1)	2,276	5,144

Ledesma SAAI	259,501	86,363

MercadoLibre, Inc.(1)	1,336	1,801,462

Molinos Agro S.A.	18,283	109,947

Molinos Rio de la Plata S.A., Class B	75,026	45,457

Pampa Energia S.A. ADR(1)	10,175	214,794

Ternium Argentina S.A.(1)	2,005,200	1,227,772

Transportadora de Gas del Sur S.A.(1)	2	2

Transportadora de Gas del Sur S.A. ADR(1)(2)	52,531	233,238

		$4,038,736

Bahrain — 1.1%

Ahli United Bank BSC	5,628,000	$5,176,959

Al Salam Bank BSC(1)	5,250,000	1,342,221

GFH Financial Group BSC	1,622,257	523,616

Ithmaar Holding BSC(1)	11,549,752	719,839

		$7,762,635

Bangladesh — 0.6%

Al-Arafah Islami Bank, Ltd.	329,780	$102,000

Bangladesh Export Import Co., Ltd.	247,636	428,588

Beximco Pharmaceuticals, Ltd.	79,073	177,477

British American Tobacco Bangladesh Co., Ltd.	21,052	156,104

Grameenphone, Ltd.	72,336	295,159

Jamuna Oil Co., Ltd.	50,340	100,550

Khulna Power Co., Ltd.	231,595	81,037

LafargeHolcim Bangladesh, Ltd.	194,809	161,141

LankaBangla Finance, Ltd.	629,970	273,851

Meghna Petroleum, Ltd.	38,062	87,351

MJL Bangladesh, Ltd.	62,177	64,061

Olympic Industries, Ltd.	99,202	187,941

Padma Oil Co., Ltd.	25,811	63,973

Pubali Bank, Ltd.	399,988	125,858

Social Islami Bank, Ltd.	1,328,058	229,072

Square Pharmaceuticals, Ltd.	292,370	729,956

Summit Power, Ltd.	372,759	169,024

Titas Gas Transmission & Distribution Co., Ltd.	163,853	69,244

Security	Shares	Value

Bangladesh (continued)

Unique Hotel & Resorts, Ltd.	394,668	$231,189

United Commercial Bank, Ltd.	1,077,628	192,179

		$3,925,755

Botswana — 0.6%

Absa Bank Botswana, Ltd.	525,892	$207,078

Botswana Insurance Holdings, Ltd.(1)	560,747	834,111

First National Bank of Botswana, Ltd.	5,345,500	1,136,130

Letshego Holdings, Ltd.	2,688,951	319,772

Sechaba Breweries Holdings, Ltd.	1,086,400	1,542,145

		$4,039,236

Brazil — 4.0%

Aliansce Sonae Shopping Centers S.A.	29,996	$116,375

Alpargatas S.A., PFC Shares	22,500	149,011

AMBEV S.A.	334,325	935,517

Americanas S.A.(1)	58,229	328,123

B3 S.A. - Brasil Bolsa Balcao	106,655	212,391

Banco Bradesco S.A., PFC Shares	178,291	618,101

Banco do Brasil S.A.	32,900	170,040

BR Malls Participacoes S.A.(1)	158,800	236,240

Braskem S.A., PFC Shares	28,900	305,426

BRF S.A.(1)	26,866	108,913

CCR S.A.	160,000	332,175

Centrais Eletricas Brasileiras S.A., PFC Shares	65,766	388,580

Cia Brasileira de Distribuicao	17,556	69,933

Cia de Saneamento Basico do Estado de Sao Paulo ADR(2)	48,898	358,911

Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	54,852	239,298

Cosan S.A.	75,536	296,774

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	64,624	182,284

EDP-Energias do Brasil S.A.	91,800	344,962

Engie Brasil Energia S.A.	30,425	209,646

Equatorial Energia S.A.	54,600	221,404

Ez Tec Empreendimentos e Participacoes S.A.	37,357	136,698

Fleury S.A.	35,300	113,732

Gol Linhas Aereas Inteligentes S.A., PFC Shares(1)	63,140	190,315

Hapvida Participacoes e Investimentos S.A.(4)	290,500	539,244

Hypera S.A.	91,700	464,222

Iguatemi S.A.(1)	33,843	109,792

Itau Unibanco Holding S.A., PFC Shares	100,193	377,591

Itausa S.A., PFC Shares	115,661	184,989

JBS S.A.	51,902	354,129

Klabin S.A., PFC Shares	235,000	210,653

Localiza Rent a Car S.A.	65,232	618,905

Locaweb Servicos de Internet S.A.(1)(4)	36,000	83,521

6	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)

Lojas Americanas S.A., PFC Shares	142,784	$150,394

Lojas Renner S.A.	90,255	390,591

Magazine Luiza S.A.	378,972	488,488

Marfrig Global Foods S.A.	28,300	111,710

MRV Engenharia e Participacoes S.A.	75,500	162,443

Natura & Co. Holding S.A.(1)	58,700	270,671

Notre Dame Intermedica Participacoes S.A.	183,700	1,983,169

Pagseguro Digital, Ltd., Class A(1)(2)	63,100	1,654,482

Petroleo Brasileiro S.A., PFC Shares	688,591	3,498,141

Raia Drogasil S.A.	66,300	288,651

Rede D’Or Sao Luiz S.A.(4)	180,800	1,452,174

Rumo S.A.(1)	96,199	306,196

Sendas Distribuidora S.A.	35,780	83,459

StoneCo, Ltd. BDR(1)	467	7,859

StoneCo, Ltd., Class A(1)	70,900	1,195,374

Suzano S.A.(1)	31,841	343,917

Telefonica Brasil S.A.	90,505	785,679

TIM S.A.	95,075	225,204

TOTVS S.A.	206,500	1,049,450

Transmissora Alianca de Energia Electrica S.A.	73,176	478,403

Ultrapar Participacoes S.A.	73,348	194,480

Vale S.A.	100,618	1,401,941

Vibra Energia S.A.	101,700	389,944

Weg S.A.	192,028	1,131,075

XP, Inc. BDR(1)	2,313	66,645

XP, Inc., Class A(1)	3,300	94,842

YDUQS Participacoes S.A.	51,900	190,678

		$27,603,955

Bulgaria — 0.2%

Bulgartabak Holding(1)	3,450	$19,480

CB First Investment Bank AD(1)	54,000	50,813

Chimimport AD(1)	337,600	168,226

Industrial Holding Bulgaria PLC(1)	576,865	711,932

Sopharma AD(1)	303,500	788,663

		$1,739,114

Chile — 2.2%

AES Andes S.A.	1,079,559	$169,182

Banco de Chile	9,839,682	768,466

Banco de Credito e Inversiones S.A.	13,221	385,887

Banco Santander Chile ADR	28,749	468,321

CAP S.A.	17,941	174,558

Cencosud S.A.	381,660	638,190

Cencosud Shopping S.A.	249,118	295,245

Security	Shares	Value

Chile (continued)

Cia Cervecerias Unidas S.A. ADR	59,200	$971,472

Cia Sud Americana de Vapores S.A.	22,967,994	1,969,845

Colbun S.A.	1,359,215	110,525

Embotelladora Andina S.A., Series B ADR(2)	23,172	298,687

Empresa Nacional de Telecomunicaciones S.A.	61,526	207,779

Empresas CMPC S.A.	228,924	383,366

Empresas COPEC S.A.	237,066	1,833,391

Enel Americas S.A.	4,030,806	440,453

Enel Americas S.A. ADR(2)	23,541	128,063

Enel Chile S.A.	2,652,095	92,938

Enel Chile S.A. ADR(2)	39,306	71,144

Falabella S.A.	536,889	1,750,256

Forus S.A.	97,755	126,132

Parque Arauco S.A.(1)	498,951	550,186

Plaza S.A.	232,430	256,132

Quinenco S.A.	153,449	297,144

Ripley Corp. S.A.	1,139,224	183,974

Sociedad Matriz SAAM S.A.	2,516,270	165,080

Sociedad Quimica y Minera de Chile S.A. ADR	37,400	1,886,082

Sonda S.A.	210,171	61,380

Vina Concha y Toro S.A.	226,199	347,647

		$15,031,525

China — 19.7%

A-Living Smart City Services Co., Ltd.(4)	58,000	$99,086

AAC Technologies Holdings, Inc.	86,000	338,941

AECC Aviation Power Co., Ltd.	66,500	662,261

Agricultural Bank of China, Ltd., Class H	1,257,000	432,455

Air China, Ltd., Class H(1)	466,000	325,455

Akeso, Inc.(1)(4)	44,000	191,887

Alibaba Group Holding, Ltd. ADR(1)	19,900	2,363,921

Aluminum Corp. of China, Ltd., Class H(1)	534,000	294,237

Angang Steel Co., Ltd., Class H	348,000	155,173

Anhui Conch Cement Co., Ltd., Class H	244,500	1,222,931

ANTA Sports Products, Ltd.	69,143	1,038,413

Baidu, Inc., ADR(1)	7,900	1,175,441

Bank of China, Ltd., Class H	2,730,275	982,261

Bank of Communications, Ltd., Class H	686,000	414,695

Bank of Ningbo Co., Ltd., Class A	46,828	281,224

Baoshan Iron & Steel Co., Ltd., Class A	221,000	249,115

BeiGene, Ltd. ADR(1)	4,425	1,198,865

Beijing Capital International Airport Co., Ltd., Class H(1)	360,000	220,617

Beijing Enterprises Holdings, Ltd.	95,500	329,489

Beijing Enterprises Water Group, Ltd.	752,000	292,187

Beijing Originwater Technology Co., Ltd., Class A	171,376	193,495

Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A(1)	399,380	497,360

7	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Bilibili, Inc. ADR(1)(2)	2,800	$129,920

BOE Technology Group Co., Ltd., Class A	353,900	280,456

BYD Co., Ltd., Class H	13,672	462,447

BYD Electronic (International) Co., Ltd.(2)	92,500	338,600

Changchun High & New Technology Industry Group, Inc., Class A	11,600	494,368

Chaozhou Three-Circle Group Co., Ltd., Class A	49,900	349,381

China CITIC Bank Corp., Ltd., Class H	396,000	171,773

China Conch Venture Holdings, Ltd.	173,000	846,184

China Construction Bank Corp., Class H	1,088,745	754,442

China Everbright Environment Group, Ltd.	875,148	702,925

China Gas Holdings, Ltd.	517,200	1,075,819

China International Marine Containers Co., Ltd.	70,174	126,075

China Life Insurance Co., Ltd., Class H	370,000	613,338

China Longyuan Power Group Corp., Ltd., Class H	678,000	1,583,684

China Mengniu Dairy Co., Ltd.(1)	294,000	1,666,648

China Merchants Bank Co., Ltd., Class H	115,000	894,652

China Merchants Port Holdings Co., Ltd.	84,000	153,306

China Merchants Shekou Industrial Zone Holdings Co., Ltd.(5)	935,251	0

China Molybdenum Co., Ltd., Class H	1,020,000	538,807

China National Building Material Co., Ltd., Class H	410,000	503,373

China Northern Rare Earth Group High-Tech Co., Ltd.	77,200	555,017

China Oilfield Services, Ltd., Class H	266,000	233,332

China Overseas Land & Investment, Ltd.	478,360	1,133,139

China Overseas Property Holdings, Ltd.	135,000	143,174

China Pacific Insurance (Group) Co., Ltd., Class H	116,600	316,788

China Petroleum & Chemical Corp., Class H	6,062,200	2,823,899

China Railway Group, Ltd., Class H	400,000	211,662

China Resources Beer Holdings Co., Ltd.	214,000	1,752,460

China Resources Cement Holdings, Ltd.	354,000	267,741

China Resources Gas Group, Ltd.	198,000	1,118,812

China Resources Land, Ltd.	307,111	1,294,042

China Resources Mixc Lifestyle Services, Ltd.(4)	44,200	206,248

China Resources Power Holdings Co., Ltd.	272,000	909,740

China Shenhua Energy Co., Ltd., Class H	953,574	2,231,632

China Southern Airlines Co., Ltd., Class H(1)(2)	846,500	507,173

China Tourism Group Duty Free Corp., Ltd., Class A	11,076	381,829

China Vanke Co., Ltd., Class H	293,517	683,469

China Yangtze Power Co., Ltd.	236,900	843,407

Chinasoft International, Ltd.(1)	294,000	383,390

CIFI Holdings Group Co., Ltd.	514,000	309,198

CITIC Securities Co., Ltd., Class H	90,500	236,374

CITIC, Ltd.	415,000	410,575

Contemporary Amperex Technology Co., Ltd., Class A	5,900	543,476

COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,068,000	407,114

Security	Shares	Value

China (continued)

COSCO SHIPPING Holdings Co., Ltd., Class H(1)(2)	776,294	$1,505,202

Country Garden Holdings Co., Ltd.	859,000	762,856

Country Garden Services Holdings Co., Ltd.	153,425	921,150

CRRC Corp., Ltd., Class H	327,000	140,575

CSPC Pharmaceutical Group, Ltd.	1,538,560	1,675,319

Daqo New Energy Corp. ADR(1)	5,500	221,760

Dongfeng Motor Group Co., Ltd., Class H(1)	586,000	487,141

East Money Information Co., Ltd., Class A	66,174	385,771

ESR Cayman, Ltd.(1)(4)	108,600	367,351

Evergrande Property Services Group, Ltd.(1)(2)(4)	520,500	176,403

Financial Street Holdings Co., Ltd., Class A	173,966	154,567

Foshan Haitian Flavouring & Food Co., Ltd., Class A	22,830	376,191

Ganfeng Lithium Co., Ltd., Class A	16,500	370,635

Ganfeng Lithium Co., Ltd., Class H(4)	20,600	324,378

GDS Holdings, Ltd. ADR(1)	8,900	419,724

GEM Co., Ltd., Class A	124,200	202,087

Gemdale Corp.	128,201	261,172

Genscript Biotech Corp.(1)	68,000	300,862

GoerTek, Inc., Class A	251,200	2,135,434

Gotion High-tech Co., Ltd., Class A(1)	63,830	513,966

Great Wall Motor Co., Ltd., Class H	561,759	1,929,876

Greentown Service Group Co., Ltd.	156,000	144,047

Guangdong Investment, Ltd.	646,829	822,226

Guanghui Energy Co., Ltd.(1)	306,545	315,100

Guangzhou Automobile Group Co., Ltd., Class H	709,199	699,926

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	604,950

Guosen Securities Co., Ltd., Class A	94,600	170,479

Haier Smart Home Co., Ltd.	135,829	637,183

Haitong Securities Co., Ltd., Class H	163,200	144,685

Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	396,728

Hesteel Co., Ltd., Class A	861,400	332,920

Hua Hong Semiconductor, Ltd.(1)(4)	58,000	320,327

Huabao International Holdings, Ltd.	147,000	271,676

Huadong Medicine Co., Ltd., Class A	53,160	335,826

Hualan Biological Engineering, Inc., Class A	59,670	272,519

Huayu Automotive Systems Co., Ltd.	82,100	364,597

Hundsun Technologies, Inc.	17,826	174,096

Iflytek Co., Ltd., Class A	37,950	312,665

Industrial & Commercial Bank of China, Ltd., Class H	1,485,000	837,663

Industrial Bank Co., Ltd.	93,482	279,221

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	223,249

Innovent Biologics, Inc.(1)(4)	122,000	755,469

JD.com, Inc. ADR(1)	16,000	1,121,120

Jiangsu Expressway Co., Ltd., Class H	480,000	491,607

Jiangsu Hengrui Medicine Co., Ltd., Class A	86,772	691,392

8	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	$398,619

Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	483,480

Jiangxi Copper Co., Ltd., Class H	255,000	409,667

Jinke Properties Group Co., Ltd., Class A	244,151	171,737

JinkoSolar Holding Co., Ltd. ADR(1)	6,100	280,356

Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.	41,300	245,891

KE Holdings, Inc. ADR(1)	21,500	432,580

Kingboard Holdings., Ltd.	71,200	346,891

Kingboard Laminates Holdings, Ltd.	180,500	306,999

Kingdee International Software Group Co., Ltd.(1)	319,000	981,932

Kingsoft Corp, Ltd.	98,000	431,039

Kuaishou Technology(1)(4)	29,200	270,727

Kunlun Energy Co., Ltd.	330,000	309,648

Kweichow Moutai Co., Ltd., Class A	9,410	3,023,978

KWG Group Holdings, Ltd.(1)	165,500	108,387

KWG Living Group Holdings, Ltd.	82,750	34,027

Lee & Man Paper Manufacturing, Ltd.	491,000	341,431

Lenovo Group, Ltd.	816,000	937,817

Lens Technology Co., Ltd., Class A	59,900	216,062

Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	245,993

Li Ning Co., Ltd.	70,312	771,325

Longfor Group Holdings, Ltd.(4)	181,500	856,090

LONGi Green Energy Technology Co., Ltd.(1)	172,246	2,330,503

Lonking Holdings, Ltd.	1,300,000	365,475

Luxshare Precision Industry Co., Ltd., Class A	205,651	1,588,342

Luzhou Laojiao Co., Ltd., Class A	31,300	1,247,574

Maanshan Iron & Steel Co., Ltd., Class H	1,305,000	479,795

Maxscend Microelectronics Co., Ltd., Class A	4,200	215,593

Meituan, Class B(1)(4)	33,000	954,277

Microport Scientific Corp.(2)	54,100	197,194

MMG, Ltd.(1)	1,232,000	396,303

NARI Technology Co., Ltd.	102,720	645,902

NetEase, Inc. ADR	11,000	1,119,580

New Oriental Education & Technology Group, Inc. ADR(1)	61,050	128,205

Nine Dragons Paper Holdings, Ltd.(1)	473,000	507,966

Nongfu Spring Co., Ltd., Class H(4)	127,800	844,152

Oceanwide Holdings Co., Ltd., Class A(1)	270,200	79,741

Perfect World Co., Ltd., Class A	54,600	174,051

PetroChina Co., Ltd., Class H	5,480,300	2,427,200

PICC Property & Casualty Co., Ltd., Class H	238,000	194,551

Ping An Bank Co., Ltd., Class A	161,100	416,510

Ping An Insurance (Group) Co. of China, Ltd., Class H	90,546	652,485

Pingdingshan Tianan Coal Mining Co., Ltd.	262,515	345,672

Poly Developments and Holdings Group Co., Ltd., Class A	132,100	324,119

Postal Savings Bank of China Co., Ltd., Class H(4)	333,000	233,848

Security	Shares	Value

China (continued)

Qingling Motors Co., Ltd., Class H	1,448,966	$293,792

Sanan Optoelectronics Co., Ltd.	53,900	318,114

SDIC Power Holdings Co., Ltd.	112,800	203,047

Seazen Group, Ltd.(1)	316,000	213,733

Shandong Gold Mining Co., Ltd.	86,844	256,807

Shandong Weigao Group Medical Polymer Co., Ltd., Class H	112,000	139,630

Shanghai Fosun Pharmaceutical Group Co., Ltd.(2)	232,500	1,023,635

Shanghai Industrial Holdings, Ltd.	138,000	201,114

Shanghai Industrial Urban Development Group, Ltd.	58,200	5,669

Shanxi Coking Coal Energy Group Co., Ltd., Class A	301,730	392,161

Shenergy Co., Ltd.	227,799	263,338

Shenwan Hongyuan Group Co., Ltd., Class A	357,100	286,923

Shenzhen Energy Group Co., Ltd., Class A	290,352	369,659

Shenzhen Inovance Technology Co., Ltd., Class A	90,900	979,402

Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A(1)	56,300	241,540

Shimao Group Holdings, Ltd.(2)	137,000	89,691

Sichuan Chuantou Energy Co., Ltd.	152,000	298,118

Sino Biopharmaceutical, Ltd.	1,654,750	1,161,292

Sinopec Oilfield Service Corp., Class H(1)	2,725,500	227,455

Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,272,000	292,181

Sinopharm Group Co., Ltd., Class H	316,000	687,759

SITC International Holdings Co., Ltd.	110,000	397,836

Smoore International Holdings, Ltd.(2)(4)	78,000	398,302

Sunac China Holdings, Ltd.	267,000	403,900

Sunac Services Holdings, Ltd.(1)(4)	85,590	87,362

Sunny Optical Technology Group Co., Ltd.	87,300	2,765,189

TBEA Co., Ltd.	168,219	557,911

TCL Technology Group Corp., Class A	372,800	361,086

Tencent Holdings, Ltd.	141,211	8,239,818

Tingyi (Cayman Islands) Holding Corp.	366,000	752,712

Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	183,785

Tongling Nonferrous Metals Group Co., Ltd., Class A	241,300	132,085

TravelSky Technology, Ltd., Class H	93,000	156,320

Trip.com Group, Ltd. ADR(1)	12,900	317,598

Tsingtao Brewery Co., Ltd., Class H	98,000	917,069

Uni-President China Holdings, Ltd.	290,000	281,111

United Laboratories International Holdings, Ltd. (The)	362,000	202,074

Wanhua Chemical Group Co., Ltd.	52,720	835,111

Want Want China Holdings, Ltd.	1,092,000	1,002,226

Weichai Power Co., Ltd., Class H	222,200	435,782

WH Group, Ltd.(4)	1,053,160	661,124

Will Semiconductor Co., Ltd. Shanghai, Class A	6,500	316,903

Wuliangye Yibin Co., Ltd., Class A	31,400	1,096,843

WuXi AppTec Co., Ltd., Class H(4)	19,800	342,110

Wuxi Biologics Cayman, Inc.(1)(4)	205,000	2,426,973

9	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Xiaomi Corp., Class B(1)(4)	229,800	$557,049

Xinjiang Zhongtai Chemical Co., Ltd., Class A	283,800	425,431

Xinyi Glass Holdings, Ltd.	127,000	318,112

Xinyi Solar Holdings, Ltd.	552,000	937,155

Yangzijiang Shipbuilding Holdings, Ltd.	316,000	313,973

Yankuang Energy Group Co., Ltd., Class H(2)	758,000	1,506,529

Yuexiu Property Co., Ltd.	304,000	268,119

Yunnan Baiyao Group Co., Ltd., Class A	19,521	320,748

Zai Lab, Ltd. ADR(1)	6,500	408,525

Zhaojin Mining Industry Co., Ltd., Class H	278,000	237,967

Zhejiang Dahua Technology Co., Ltd., Class A	94,600	348,666

Zhejiang Expressway Co., Ltd., Class H	274,000	244,197

Zhejiang Huahai Pharmaceutical Co., Ltd.	77,088	262,018

Zhejiang Longsheng Group Co., Ltd.	220,600	437,559

Zhongjin Gold Corp., Ltd.	120,570	155,951

Zhuzhou CRRC Times Electric Co., Ltd., Class H	60,800	352,415

Zijin Mining Group Co., Ltd., Class H	844,000	1,007,979

ZTE Corp., Class H	172,939	473,855

ZTO Express Cayman, Inc. ADR	45,300	1,278,366

		$135,446,107

Colombia — 1.2%

Banco Davivienda S.A., PFC Shares(1)	19,986	$156,317

Bancolombia S.A.	51,859	442,555

Bancolombia S.A. ADR, PFC Shares	22,200	701,298

Cementos Argos S.A.	289,674	435,254

Corp. Financiera Colombiana S.A.(1)	12,601	88,643

Ecopetrol S.A.	1,555,821	1,027,638

Ecopetrol S.A. ADR(2)	104,000	1,340,560

Geopark, Ltd.	27,700	317,165

Grupo Argos S.A.	204,163	679,734

Grupo Aval Acciones y Valores S.A., PFC Shares	819,952	213,420

Grupo de Inversiones Suramericana S.A.	51,089	376,877

Grupo Energia Bogota S.A. ESP	707,211	434,586

Grupo Nutresa S.A.	158,358	1,115,161

Interconexion Electrica S.A.	116,965	643,575

		$7,972,783

Croatia — 0.6%

AD Plastik DD	32,849	$823,257

Adris Grupa DD, PFC Shares	14,469	908,237

Atlantic Grupa DD	1,814	461,385

Ericsson Nikola Tesla DD	1,470	409,619

Hrvatski Telekom DD	25,633	720,103

Koncar-Elektroindustrija DD	1,354	184,375

Security	Shares	Value

Croatia (continued)

Podravka Prehrambena Ind DD	1,386	$132,604

Valamar Riviera DD(1)	116,366	581,607

Zagrebacka Banka DD(1)	6,564	64,846

		$4,286,033

Czech Republic — 0.6%

CEZ AS	72,947	$2,760,949

Komercni Banka AS	20,023	856,101

O2 Czech Republic AS(1)	22,962	280,581

Philip Morris CR AS	303	223,233

		$4,120,864

Egypt — 0.6%

Commercial International Bank Egypt SAE(1)	340,623	$1,146,396

Eastern Co. SAE	996,298	680,120

Egypt Kuwait Holding Co. SAE(1)	650,203	856,369

Egyptian Financial Group-Hermes Holding Co.(1)	219,520	206,434

Egyptian International Pharmaceuticals EIPICO	37,035	98,739

ElSewedy Electric Co.	557,611	348,011

Medinet Nasr Housing	649,154	120,671

Oriental Weavers	643,368	354,977

Talaat Moustafa Group	583,273	335,599

		$4,147,316

Estonia — 0.6%

AS Merko Ehitus	10,598	$183,745

AS Tallink Grupp(1)	3,597,000	2,420,462

AS Tallinna Kaubamaja Grupp	126,000	1,610,130

		$4,214,337

Ghana — 0.4%

Aluworks, Ltd.(1)	5,176,100	$83,823

CalBank PLC	4,191,902	590,556

Ghana Commercial Bank, Ltd.	1,285,170	1,090,630

Societe Generale Ghana PLC	1,345,362	261,458

Standard Chartered Bank of Ghana, Ltd.	210,466	691,743

Unilever Ghana PLC(1)	249,000	240,341

		$2,958,551

Greece — 1.2%

Aegean Airlines S.A.(1)	12,038	$65,529

Alpha Services and Holdings S.A.(1)	115,150	141,117

Athens Water Supply & Sewage Co. S.A.(1)	17,071	151,639

Costamare, Inc.	23,466	296,845

10	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Greece (continued)

Eurobank Ergasias Services and Holdings S.A.(1)	588,544	$596,258

GEK Terna Holding Real Estate Construction S.A.(1)	42,735	462,079

Hellenic Petroleum Holdings S.A.(1)	23,858	169,054

Hellenic Telecommunications Organization S.A.	69,932	1,291,933

Holding Co. ADMIE IPTO S.A.	39,952	109,605

JUMBO S.A.	58,356	837,306

LAMDA Development S.A.(1)	23,069	180,730

Motor Oil (Hellas) Corinth Refineries S.A.	47,980	751,494

Mytilineos S.A.	40,187	692,335

National Bank of Greece S.A.(1)	121,470	405,260

OPAP S.A.	90,102	1,276,157

Public Power Corp. S.A.(1)	35,851	384,683

Terna Energy S.A.	5,946	92,236

Titan Cement International S.A.(1)	22,557	343,101

		$8,247,361

Hungary — 0.6%

Magyar Telekom Telecommunications PLC	60,229	$76,538

MOL Hungarian Oil & Gas PLC	170,032	1,319,650

OTP Bank Nyrt.(1)	24,018	1,224,709

Richter Gedeon Nyrt.	49,734	1,336,397

		$3,957,294

India — 4.8%

ABB India, Ltd.	6,017	$180,916

ACC, Ltd.	3,567	106,466

Adani Enterprises, Ltd.	6,842	156,573

Adani Green Energy, Ltd.(1)	12,792	228,275

Adani Ports and Special Economic Zone, Ltd.	41,619	407,232

Adani Power, Ltd.(1)	69,213	92,571

Adani Total Gas, Ltd.	42,672	991,740

Apollo Hospitals Enterprise, Ltd.	10,412	702,477

Ashok Leyland, Ltd.	75,540	124,104

Asian Paints, Ltd.	13,099	595,400

Axis Bank, Ltd.(1)	25,838	235,246

Bajaj Auto, Ltd.	10,455	455,884

Bharat Forge, Ltd.	14,994	140,010

Bharat Petroleum Corp., Ltd.	36,600	189,259

Bharti Airtel, Ltd.(1)	160,000	1,470,008

Biocon, Ltd.(1)	105,688	516,218

Bosch, Ltd.	1,400	325,754

Cadila Healthcare, Ltd.	19,960	129,562

Cipla, Ltd.	39,454	500,422

Colgate-Palmolive (India), Ltd.	7,700	153,230

Container Corp. of India, Ltd.	11,788	97,105

Security	Shares	Value

India (continued)

Dabur India, Ltd.	16,400	$127,673

Divi’s Laboratories, Ltd.	13,619	855,632

DLF, Ltd.	38,758	203,123

Dr. Reddy’s Laboratories, Ltd.	11,615	765,154

Fortis Healthcare, Ltd.(1)	43,036	171,818

GAIL (India), Ltd.	96,000	166,355

GlaxoSmithKline Pharmaceuticals, Ltd.	6,312	148,501

Glenmark Pharmaceuticals, Ltd.	25,658	181,874

Godrej Consumer Products, Ltd.(1)	9,364	121,648

Grasim Industries, Ltd.	8,195	178,753

Havells India, Ltd.	10,504	196,645

HCL Technologies, Ltd.	57,337	1,014,556

Hero MotoCorp, Ltd.	7,524	248,601

Hindustan Petroleum Corp., Ltd.	48,748	191,081

Hindustan Unilever, Ltd.	25,829	817,925

Hindustan Zinc, Ltd.	53,698	228,128

Housing Development Finance Corp., Ltd.	16,776	580,558

ICICI Bank, Ltd.	48,451	482,072

Indian Oil Corp., Ltd.	88,000	131,668

Indus Towers, Ltd.	49,905	166,132

Infosys, Ltd.	116,609	2,961,420

Ipca Laboratories, Ltd.	6,293	183,160

ITC, Ltd.	71,847	210,168

Jindal Steel & Power, Ltd.(1)	56,642	286,015

JSW Steel, Ltd.	55,995	491,559

Kotak Mahindra Bank, Ltd.	9,041	217,830

Larsen & Toubro, Ltd.	27,238	692,171

Laurus Labs, Ltd.(4)	50,204	363,699

Lupin, Ltd.	27,586	351,703

Mahindra & Mahindra, Ltd.	47,285	530,389

Maruti Suzuki India, Ltd.	6,387	635,324

Mphasis, Ltd.	4,679	213,472

Nestle India, Ltd.	1,800	476,028

Petronet LNG, Ltd.	70,400	204,572

Piramal Enterprises, Ltd.	4,358	154,199

Power Grid Corporation of India, Ltd.	104,973	288,206

Reliance Industries, Ltd.	90,312	2,869,327

Siemens, Ltd.	7,996	253,226

State Bank of India GDR(6)	1,968	121,227

Sun Pharmaceutical Industries, Ltd.	92,680	1,052,163

Tata Communications, Ltd.	33,686	661,984

Tata Consultancy Services, Ltd.	36,828	1,847,942

Tata Consumer Products, Ltd.	21,272	212,257

Tata Motors, Ltd.(1)	73,750	475,805

Tech Mahindra, Ltd.	27,077	650,215

Titan Co., Ltd.	14,500	489,577

11	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)

UPL, Ltd.	25,559	$256,514

Voltas, Ltd.	14,121	231,346

Wipro, Ltd.	61,583	590,069

WNS Holdings, Ltd. ADR(1)	2,400	211,728

		$32,959,644

Indonesia — 2.3%

Ace Hardware Indonesia Tbk PT	1,613,500	$144,767

Adaro Energy Tbk PT	8,410,800	1,333,840

Aneka Tambang Tbk	1,547,400	244,903

Astra Argo Lestari Tbk PT	213,500	142,259

Astra International Tbk PT	7,269,300	2,909,553

Bank Central Asia Tbk PT	1,714,000	877,826

Bank Mandiri Persero Tbk PT	900,000	444,401

Bank Negara Indonesia Persero Tbk PT	849,200	401,424

Bank Rakyat Indonesia Persero Tbk PT	2,181,428	628,090

Bukit Asam Tbk PT	1,322,400	251,728

Bumi Serpong Damai Tbk PT(1)	3,520,600	249,424

Charoen Pokphand Indonesia Tbk PT	1,280,500	533,695

Gudang Garam Tbk PT	100,500	215,817

Indah Kiat Pulp & Paper Tbk PT	912,300	501,133

Indocement Tunggal Prakarsa Tbk PT	315,500	267,830

Indofood CBP Sukses Makmur Tbk PT	340,600	208,037

Indofood Sukses Makmur Tbk PT	819,000	363,659

Jasa Marga (Persero) Tbk PT(1)	881,800	240,397

Kalbe Farma Tbk PT	11,037,700	1,250,540

Mitra Keluarga Karyasehat Tbk PT	935,900	148,477

Perusahaan Gas Negara Tbk PT(1)	2,389,000	230,655

Semen Indonesia Persero Tbk PT	863,000	438,775

Telkom Indonesia Persero Tbk PT	7,474,500	2,133,238

Transcoal Pacific Tbk PT(1)	204,900	144,430

Unilever Indonesia Tbk PT	1,096,200	316,123

United Tractors Tbk PT	680,600	1,056,685

Vale Indonesia Tbk PT	1,492,700	491,564

		$16,169,270

Jordan — 0.6%

Arab Bank PLC	369,126	$2,548,829

Arab Potash Co. PLC	22,403	828,462

Capital Bank of Jordan	58,560	167,525

Jordan Islamic Bank	32,236	158,054

Jordan Petroleum Refinery	102,741	497,186

Jordanian Electric Power Co.	99,148	162,136

		$4,362,192

Security	Shares	Value

Kazakhstan — 0.3%

Halyk Savings Bank of Kazakhstan JSC GDR(6)	78,555	$1,297,194

Kcell JSC GDR(1)(6)	203,224	750,242

		$2,047,436

Kenya — 0.6%

ABSA Bank Kenya PLC(1)	1,204,620	$126,545

East African Breweries, Ltd.(1)	629,576	923,981

Equity Group Holdings PLC(1)	1,017,400	485,689

KCB Group PLC	736,960	296,366

Safaricom PLC	6,618,700	2,219,775

		$4,052,356

Kuwait — 1.2%

Agility Public Warehousing Co. KSC	468,424	$1,462,177

Boubyan Petrochemicals Co. KSCP	224,326	631,819

Gulf Bank KSCP	172,934	159,517

Humansoft Holding Co. KSC	26,414	281,631

Kuwait Finance House KSCP	530,186	1,458,586

Kuwait International Bank KSCP(1)	172,480	124,350

Mabanee Co. KPSC	201,624	528,566

Mobile Telecommunications Co. KSCP	553,143	1,089,277

National Bank of Kuwait SAK	588,581	1,940,591

National Industries Group Holding SAK(1)	363,372	339,992

		$8,016,506

Lebanon — 0.0%

Bank Audi SAL GDR(1)(5)(6)	15,000	$0

		$0

Lithuania — 0.5%

Apranga PVA(1)	257,243	$594,602

Klaipedos Nafta AB	1,576,663	550,785

Panevezio Statybos Trestas(1)	201,949	151,476

Rokiskio Suris	177,000	580,052

Siauliu Bankas AB	1,523,204	1,318,461

		$3,195,376

Malaysia — 2.5%

Axiata Group Bhd	392,075	$391,428

Bumi Armada Bhd(1)	1,308,600	147,533

Bursa Malaysia Bhd	117,800	185,186

Careplus Group Bhd	270,100	67,457

CIMB Group Holdings Bhd	205,024	268,186

D&O Green Technologies Bhd	123,200	173,974

12	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)

Dialog Group Bhd	1,687,650	$1,061,005

Digi.com Bhd	243,800	255,209

Fraser & Neave Holdings Bhd	26,000	154,346

Gamuda Bhd(1)	558,200	388,737

Genting Bhd	509,700	570,931

Genting Malaysia Bhd(1)	569,900	393,686

Globetronics Technology Bhd	629,566	250,577

Hartalega Holdings Bhd	329,400	453,202

Hong Leong Bank Bhd	56,700	253,296

IHH Healthcare Bhd	987,000	1,740,412

IJM Corp. Bhd	818,440	298,488

Inari Amertron Bhd	1,714,650	1,642,513

Kossan Rubber Industries Bhd	500,400	230,497

KPJ Healthcare Bhd	870,300	231,879

Kuala Lumpur Kepong Bhd	39,450	206,322

Magnum Bhd(1)	530,319	241,644

Mah Sing Group Bhd	659,800	109,270

Malayan Banking Bhd	188,486	375,440

Malaysia Airports Holdings Bhd(1)	127,600	183,142

Malaysian Pacific Industries Bhd	11,700	138,337

MISC Bhd	114,340	193,308

MR DIY Group M Bhd(4)	142,800	123,763

My EG Services Bhd	4,703,200	1,205,637

Petronas Dagangan Bhd	122,000	602,847

Petronas Gas Bhd	50,974	220,151

PPB Group Bhd	54,460	223,681

Press Metal Aluminium Holdings Bhd	647,400	897,935

Public Bank Bhd	467,990	467,084

RHB Bank Bhd	70,159	90,366

Sapura Energy Bhd(1)	8,974,600	107,967

Sime Darby Bhd	531,945	296,452

Sime Darby Plantation Bhd	207,609	187,285

Sunway Bhd	243,900	100,673

Sunway Real Estate Investment Trust	512,000	173,301

Supermax Corp. Bhd	627,026	221,210

Telekom Malaysia Bhd	119,100	157,116

Tenaga Nasional Bhd	117,331	263,008

Top Glove Corp. Bhd	1,058,020	657,730

UMW Holdings Bhd	92,500	65,929

VS Industry Bhd	1,701,750	558,560

Yinson Holdings Bhd	160,000	230,569

		$17,457,269

Mauritius — 0.6%

Alteo, Ltd.	549,922	$402,268

Attitude Property, Ltd.(1)	440,705	117,377

CIEL, Ltd.	4,422,990	628,834

Security	Shares	Value

Mauritius (continued)

CIM Financial Services, Ltd.	1,081,201	$232,810

ENL, Ltd.	508,787	251,163

IBL, Ltd.	201,512	242,894

Lavastone, Ltd.	2,649,077	127,003

MCB Group, Ltd.	101,406	736,802

Phoenix Beverages, Ltd.	30,351	422,249

Rogers & Co., Ltd.	608,300	388,553

SBM Holdings, Ltd.(1)	2,016,369	197,523

Terra Mauricia, Ltd.	84,900	59,792

United Basalt Products, Ltd.	120,177	425,935

		$4,233,203

Mexico — 4.8%

Alfa SAB de CV, Series A	1,266,820	$929,907

Alsea SAB de CV(1)	62,500	116,175

America Movil SAB de CV, Series L	4,966,990	5,259,180

Arca Continental SAB de CV	70,900	450,217

Cemex SAB de CV, Series CPO(1)	2,646,718	1,808,385

Coca-Cola Femsa SAB de CV, Series L	82,400	452,776

Concentradora Fibra Danhos S.A. de CV	357,100	402,698

Corp. Inmobiliaria Vesta SAB de CV	317,100	635,578

El Puerto de Liverpool SAB de CV	71,700	309,554

Fibra Uno Administracion S.A. de CV	723,967	765,848

Fomento Economico Mexicano SAB de CV, Series UBD	319,700	2,490,242

GCC SAB de CV	33,100	254,205

Genomma Lab Internacional SAB de CV	245,700	258,234

Grupo Aeroportuario del Centro Norte SAB de CV	78,300	526,194

Grupo Aeroportuario del Pacifico SAB de CV, Class B(1)	114,300	1,578,557

Grupo Aeroportuario del Sureste SAB de CV, Class B	70,364	1,450,649

Grupo Bimbo SAB de CV, Series A	300,008	924,398

Grupo Carso SAB de CV, Series A1	319,800	1,021,617

Grupo Elektra SAB de CV(2)	20,719	1,568,433

Grupo Financiero Banorte SAB de CV, Class O	149,800	974,280

Grupo Financiero Inbursa SAB de CV, Class O(1)	266,716	320,051

Grupo Mexico SAB de CV, Series B	560,156	2,441,920

Grupo Televisa SAB, Series CPO	260,471	488,618

Industrias Penoles SAB de CV	22,649	261,085

Kimberly-Clark de Mexico SAB de CV, Class A	243,410	369,831

Macquarie Mexico Real Estate Management S.A. de CV(4)	428,400	551,310

Nemak SAB de CV(1)(4)	660,416	195,782

Orbia Advance Corp., SAB de CV	185,467	473,371

PLA Administradora Industrial S de RL de CV	315,400	440,086

Prologis Property Mexico S.A. de CV	221,700	613,923

Promotora y Operadora de Infraestructura SAB de CV	98,475	768,351

Telesites SAB de CV(2)	409,464	419,753

13	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mexico (continued)

Ternium S.A. ADR	9,522	$414,397

Wal-Mart de Mexico SAB de CV, Series V	835,964	3,111,874

		$33,047,479

Morocco — 0.6%

Attijariwafa Bank	13,579	$716,062

Bank of Africa	8,679	176,137

Banque Centrale Populaire	4,384	132,965

Co Sucrerie Marocaine et de Raffinage	21,862	615,848

Itissalat AI-Maghrib	57,814	871,013

Label Vie	406	217,069

LafargeHolcim Maroc S.A.	2,107	501,573

Managem S.A.(1)	1,189	201,330

Societe d’Exploitation des Ports	14,086	425,250

TAQA Morocco S.A.	1,079	122,205

		$3,979,452

Nigeria — 1.1%

Access Bank PLC(5)	32,908,148	$534,158

Dangote Cement PLC(5)	4,167,837	1,845,684

Dangote Sugar Refinery PLC(5)	4,385,654	132,921

FBN Holdings PLC(5)	21,879,762	438,150

Guaranty Trust Holding Co. PLC(5)	13,844,766	631,872

Lafarge Africa PLC(5)	3,044,633	128,113

Lekoil, Ltd.(1)(5)	1,110,205	7,138

MTN Nigeria Communications PLC(5)	1,288,600	446,088

Nestle Nigeria PLC(5)	496,712	1,358,532

Nigerian Breweries PLC(5)	5,467,425	480,789

Stanbic IBTC Holdings PLC(5)	3,647,728	241,187

Transnational Corp. of Nigeria PLC(5)	22,334,373	37,618

United Bank for Africa PLC(5)	20,664,553	292,241

Zenith Bank PLC(5)	17,411,456	769,655

		$7,344,146

Oman — 0.6%

Bank Dhofar SAOG	571,093	$189,066

Bank Muscat SAOG	942,462	1,183,730

Bank Nizwa SAOG	941,624	237,333

Dhofar International Development & Investment Holding SAOG(1)	286,164	146,900

National Bank of Oman SAOG(1)	368,936	188,919

Oman Cement Co. SAOG	193,994	124,608

Oman Flour Mills Co. SAOG	165,992	338,448

Oman Telecommunications Co. SAOG	452,323	883,667

Omani Qatari Telecommunications Co. SAOG	371,124	366,361

Security	Shares	Value

Oman (continued)

Renaissance Services SAOG	128,153	$142,315

Sembcorp Salalah Power & Water Co.	377,934	74,286

Sohar International Bank SAOG(1)	1,180,249	358,823

		$4,234,456

Pakistan — 0.6%

Bank Alfalah, Ltd.	611,933	$119,568

Engro Corp., Ltd.	173,692	268,248

Fauji Fertilizer Co., Ltd.	369,388	209,778

Frieslandcampina Engro Pakistan, Ltd.(1)	186,100	89,243

Habib Bank, Ltd.	265,733	175,691

Hub Power Co., Ltd. (The)	149,215	60,315

Lucky Cement, Ltd.(1)	111,546	429,222

Mari Petroleum Co., Ltd.	35,322	331,376

MCB Bank, Ltd.	142,514	123,852

Meezan Bank, Ltd.	106,076	80,646

Millat Tractors, Ltd.	69,289	336,298

Nishat Mills, Ltd.	593,280	267,562

Oil & Gas Development Co., Ltd.	842,901	411,701

Pakistan Oilfields, Ltd.	29,277	59,314

Pakistan Petroleum, Ltd.	595,220	266,600

Pakistan State Oil Co., Ltd.	378,233	389,750

Searle Co., Ltd. (The)	182,943	148,996

TRG Pakistan	66,000	44,116

United Bank, Ltd.	92,992	71,984

		$3,884,260

Panama — 0.2%

Banco Latinoamericano de Comercio Exterior S.A., Class E	31,900	$529,540

Copa Holdings S.A., Class A(1)(2)	12,308	1,017,379

		$1,546,919

Peru — 1.2%

Alicorp SAA	134,845	$205,232

Cia de Minas Buenaventura SAA ADR(1)	132,956	973,238

Credicorp, Ltd.	17,196	2,099,116

Enel Generacion Peru SAA	233,930	125,126

Ferreycorp SAA	872,283	447,997

InRetail Peru Corp.(4)	12,657	442,362

Southern Copper Corp.	63,655	3,928,150

		$8,221,221

Philippines — 2.4%

Aboitiz Equity Ventures, Inc.	359,900	$384,036

Aboitiz Power Corp.	1,105,000	643,689

AC Energy Corp.	613,600	132,367

14	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Philippines (continued)

Alliance Global Group, Inc.	764,400	$176,798

Ayala Corp.	42,158	687,215

Ayala Land, Inc.	811,008	583,600

Ayala Land, Inc. GDR, PFC Shares(1)(5)	3,534,608	0

Bank of the Philippine Islands	280,013	505,949

BDO Unibank, Inc.	241,429	571,360

Bloomberry Resorts Corp.(1)	1,719,700	212,510

Century Pacific Food, Inc.	1,007,500	578,199

Cosco Capital, Inc.	920,800	93,938

Filinvest Land, Inc.	3,982,546	85,921

First Philippine Holdings Corp.	133,630	183,629

Globe Telecom, Inc.	15,745	1,026,417

International Container Terminal Services, Inc.	152,550	597,977

JG Summit Holdings, Inc.	570,172	591,841

Jollibee Foods Corp.	302,530	1,283,823

Manila Electric Co.	130,884	757,377

Megaworld Corp.	2,140,300	132,167

Metropolitan Bank & Trust Co.	159,419	174,100

Nickel Asia Corp.	2,508,588	263,064

Petron Corp.(1)	1,469,000	91,314

PLDT, Inc.	42,235	1,500,642

Puregold Price Club, Inc.	617,440	475,931

Robinsons Land Corp.	526,315	198,168

San Miguel Corp.	74,510	167,894

Semirara Mining & Power Corp.	841,720	352,237

SM Investments Corp.	75,130	1,389,487

SM Prime Holdings, Inc.	1,697,350	1,128,288

Universal Robina Corp.	498,530	1,251,785

		$16,221,723

Poland — 2.5%

11 bit studios S.A.(1)	831	$113,855

AmRest Holdings SE(1)	30,244	207,251

Asseco Poland S.A.	53,648	1,148,588

Bank Millennium S.A.(1)	295,056	598,170

Bank Polska Kasa Opieki S.A.	24,237	731,561

Budimex S.A.	18,212	1,022,440

CCC S.A.(1)	12,600	329,012

CD Projekt S.A.(2)	18,361	873,294

Ciech S.A.	5,000	52,211

Cyfrowy Polsat S.A.	60,609	519,625

Dino Polska S.A.(1)(4)	18,288	1,662,748

Grupa Lotos S.A.(1)	28,977	437,968

KGHM Polska Miedz S.A.	31,448	1,091,597

LPP S.A.	549	2,333,754

mBank S.A.(1)	4,424	472,781

Security	Shares	Value

Poland (continued)

Orange Polska S.A.(1)	120,081	$251,650

PGE S.A.(1)	188,129	375,398

Polski Koncern Naftowy ORLEN S.A.	108,515	2,000,140

Polskie Gornictwo Naftowe i Gazownictwo S.A.	539,565	843,819

Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	115,792	1,284,330

Powszechny Zaklad Ubezpieczen S.A.	48,144	420,415

Tauron Polska Energia S.A.(1)	409,106	268,849

		$17,039,456

Qatar — 1.2%

Al Meera Consumer Goods Co.	27,717	$147,971

Barwa Real Estate Co.	735,909	612,951

Commercial Bank PSQC (The)	116,405	213,594

Gulf International Services QSC(1)	697,440	325,446

Industries Qatar	407,879	1,720,690

Masraf Al Rayan QSC	315,573	398,790

Medicare Group	133,820	309,488

Ooredoo QPSC	258,086	493,871

Qatar Electricity & Water Co. QSC	73,498	331,966

Qatar Gas Transport Co., Ltd.	1,102,637	989,563

Qatar Insurance Co.(1)	126,000	94,355

Qatar International Islamic Bank	65,027	163,141

Qatar Islamic Bank	85,846	428,607

Qatar National Bank QPSC	254,950	1,400,953

Qatar National Cement Co. QSC	133,280	185,250

United Development Co. QSC	491,981	206,057

Vodafone Qatar QSC	665,921	302,316

		$8,325,009

Romania — 0.8%

Banca Transilvania S.A.	1,343,155	$797,360

BRD-Groupe Societe Generale S.A.	85,565	347,853

NEPI Rockcastle PLC	159,464	1,058,493

OMV Petrom S.A.	14,963,192	1,717,086

Societatea Energetica Electrica S.A.	51,840	119,805

Societatea Nationala de Gaze Naturale ROMGAZ S.A.	105,044	942,180

Societatea Nationala Nuclearelectrica S.A.	18,481	199,329

Transelectrica S.A.	17,232	89,704

Transgaz S.A. Medias	3,792	206,448

		$5,478,258

Russia — 4.6%

Aeroflot PJSC(1)	91,240	$71,535

Etalon Group PLC GDR(6)	78,319	85,320

Evraz PLC	124,952	1,021,584

15	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia (continued)

Federal Grid Co. Unified Energy System PJSC	147,070,600	$316,805

Gazprom PJSC ADR	354,294	3,271,601

Globaltrans Investment PLC GDR(6)(7)	136,358	1,161,803

Globaltrans Investment PLC GDR(6)(7)	77	656

Inter RAO UES PJSC	13,202,001	750,426

Lukoil PJSC ADR	25,804	2,312,061

Magnit PJSC	30,561	2,211,464

Magnitogorsk Iron & Steel Works PJSC	240,670	221,923

MMC Norilsk Nickel PJSC ADR	96,100	2,972,736

Mobile TeleSystems PJSC	175,093	695,002

Moscow Exchange MICEX-RTS PJSC	55,681	113,160

Mosenergo PJSC	5,882,962	164,449

Novatek PJSC GDR(6)	6,484	1,515,991

Novolipetsk Steel PJSC GDR(6)	20,548	606,120

OGK-2 PJSC	20,114,000	169,323

PhosAgro PJSC GDR(6)	17,387	375,148

PIK Group PJSC	83,050	1,226,785

Polymetal International PLC	34,770	619,158

QIWI PLC ADR(2)	13,700	109,326

Rosneft Oil Co. PJSC GDR(6)	111,200	894,342

Rosseti PJSC	8,208,873	121,672

Rostelecom PJSC	154,538	179,168

RusHydro PJSC	51,763,952	509,915

Sberbank of Russia PJSC	371,510	1,452,808

Severstal PAO GDR(6)	40,244	868,056

Sistema PJSFC	595,500	185,040

Surgutneftegas PJSC ADR	46,405	248,189

Surgutneftegas PJSC, PFC Shares	388,817	199,400

Tatneft PJSC ADR	15,376	639,354

Transneft PJSC, PFC Shares	70	147,567

Unipro PJSC	5,780,000	200,813

VEON, Ltd. ADR(1)	97,500	166,725

VK Co., Ltd. GDR(1)	29,865	345,705

X5 Retail Group NV GDR(6)	54,820	1,451,612

Yandex NV, Class A(1)	64,700	3,914,350

		$31,517,092

Saudi Arabia — 5.0%

Abdullah Al Othaim Markets Co.	13,931	$401,613

Advanced Petrochemical Co.	5,672	106,225

Al Babtain Power & Telecommunication Co.	16,768	140,669

Al Hammadi Co. for Development and Investment	31,670	339,375

Al Jouf Agricultural Development Co.	5,930	92,387

Al Rajhi Bank	34,790	1,312,009

Alandalus Property Co.(1)	23,113	110,491

Aldrees Petroleum and Transport Services Co.	50,194	893,172

Security	Shares	Value

Saudi Arabia (continued)

Alinma Bank	44,317	$282,317

Almarai Co. JSC	100,001	1,299,981

Arabian Centres Co., Ltd.	49,400	296,363

Arriyadh Development Co.	42,294	285,363

Aseer Trading Tourism & Manufacturing Co.(1)	25,344	128,558

Ayyan Investment Co.(1)	51,400	277,501

Bank AlBilad(1)	24,288	299,347

Banque Saudi Fransi	14,851	186,582

Batic Investments and Logistic Co.(1)	11,600	75,701

Bawan Co.	29,236	272,556

BinDawood Holding Co.	8,228	209,837

Dallah Healthcare Co.	27,634	550,887

Dar Al Arkan Real Estate Development Co.(1)	256,964	687,898

Dr Sulaiman Al Habib Medical Services Group Co.	33,300	1,429,843

Dur Hospitality Co.(1)	23,004	190,330

Emaar Economic City(1)	151,471	481,775

Etihad Etisalat Co.	44,585	369,810

Fawaz Abdulaziz Al Hokair & Co.(1)	41,797	173,071

Herfy Food Services Co.(1)	12,431	206,188

Jadwa REIT Saudi Fund	53,274	212,503

Jarir Marketing Co.	31,040	1,624,314

Leejam Sports Co. JSC	13,120	380,016

Maharah Human Resources Co.	6,400	129,493

Middle East Healthcare Co.(1)	36,220	304,725

Mouwasat Medical Services Co.	22,466	1,038,023

National Agriculture Development Co. (The)(1)	21,203	171,394

National Gas & Industrialization Co.	15,924	230,100

National Medical Care Co.	12,793	212,753

Rabigh Refining & Petrochemical Co.(1)	78,071	428,912

Riyad Bank	68,732	495,841

Riyad REIT Fund	60,724	159,239

SABIC Agri-Nutrients Co.	11,622	545,586

Sahara International Petrochemical Co.	42,254	470,911

Saudi Airlines Catering Co.(1)	19,439	402,807

Saudi Arabian Mining Co.(1)	16,847	351,593

Saudi Arabian Oil Co.(4)	385,399	3,673,317

Saudi Automotive Services Co.	34,664	282,954

Saudi Basic Industries Corp.	41,428	1,277,614

Saudi Ceramic Co.	14,766	216,260

Saudi Chemical Co. Holding	44,268	399,602

Saudi Co. for Hardware CJSC(1)	7,800	101,159

Saudi Electricity Co.	277,959	1,772,837

Saudi Ground Services Co.(1)	47,512	373,882

Saudi Industrial Investment Group	30,300	250,956

Saudi Industrial Services Co.	15,031	122,777

Saudi Kayan Petrochemical Co.(1)	56,284	254,272

16	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Saudi Arabia (continued)

Saudi National Bank (The)	80,034	$1,372,004

Saudi Public Transport Co.(1)	35,777	191,656

Saudi Real Estate Co.(1)	60,549	326,839

Saudi Research & Media Group(1)	4,167	217,216

Saudi Telecom Co.	82,893	2,479,437

Saudia Dairy & Foodstuff Co.	4,822	211,835

Savola Group (The)	59,642	507,689

Seera Group Holding(1)	85,901	393,955

United Electronics Co.	23,800	856,953

United International Transportation Co.	24,521	303,846

Yanbu National Petrochemical Co.	14,293	260,962

		$34,106,081

Singapore — 0.0%(3)

Riverstone Holdings, Ltd.	237,000	$123,313

		$123,313

Slovenia — 0.6%

Cinkarna Celje DD	173	$51,005

Krka dd Novo mesto	23,340	3,134,721

Luka Koper	1,451	40,459

Petrol	472	272,777

Pozavarovalnica Sava DD	13,734	435,139

Zavarovalnica Triglav DD	3,019	126,545

		$4,060,646

South Africa — 4.8%

Altron, Ltd., A Shares	163,786	$94,046

Anglo American Platinum, Ltd.	5,100	581,691

AngloGold Ashanti, Ltd.	22,269	468,886

AngloGold Ashanti, Ltd. ADR(2)	5,299	111,173

Aspen Pharmacare Holdings, Ltd.	224,102	3,153,169

AVI, Ltd.	44,358	205,364

Barloworld, Ltd.	20,980	198,169

Bid Corp., Ltd.	44,213	905,880

Bidvest Group, Ltd. (The)	234,214	2,781,411

Clicks Group, Ltd.	50,921	1,008,853

Discovery, Ltd.(1)	21,152	190,707

Equites Property Fund, Ltd.	272,285	392,987

Exxaro Resources, Ltd.	36,655	351,605

FirstRand, Ltd.	353,282	1,347,820

Fortress REIT, Ltd., Class A	454,103	356,288

Gold Fields, Ltd.	58,837	650,985

Growthpoint Properties, Ltd.	428,939	414,079

Hyprop Investments, Ltd.	154,616	361,189

Security	Shares	Value

South Africa (continued)

Impala Platinum Holdings, Ltd.	61,225	$863,685

Imperial Logistics, Ltd.(1)	68,454	274,960

KAP Industrial Holdings, Ltd.(2)	1,060,462	291,081

Kumba Iron Ore, Ltd.	7,137	205,825

Life Healthcare Group Holdings, Ltd.	312,757	471,742

Mediclinic International PLC(1)	148,487	634,486

MiX Telematics, Ltd. ADR	11,300	142,493

Momentum Metropolitan Holdings	137,550	163,542

Mr Price Group, Ltd.	16,841	211,216

MTN Group, Ltd.(1)	260,623	2,793,605

MultiChoice Group, Ltd.	88,781	680,560

Naspers, Ltd., Class N(2)	26,631	4,133,425

Net 1 UEPS Technologies, Inc.(1)(2)	20,900	111,188

Netcare, Ltd.(1)	234,904	234,236

Pick’n Pay Stores, Ltd.	61,328	201,897

PSG Group, Ltd.(1)	80,401	450,168

Redefine Properties, Ltd.	2,026,723	558,130

Resilient REIT, Ltd.	127,790	478,889

Reunert, Ltd.	55,719	185,466

Sanlam, Ltd.	47,771	178,028

Santam, Ltd.	7,291	123,093

Sasol, Ltd.(1)	45,636	747,179

Shoprite Holdings, Ltd.	99,538	1,304,403

Sibanye Stillwater, Ltd.	227,874	708,533

SPAR Group, Ltd. (The)	30,000	314,849

Standard Bank Group, Ltd.	30,572	268,587

Telkom S.A. SOC, Ltd.(1)	130,255	442,113

Tiger Brands, Ltd.	29,568	335,783

Vodacom Group, Ltd.	121,796	1,028,073

Vukile Property Fund, Ltd.	512,342	397,777

Woolworths Holdings, Ltd.	68,586	223,031

		$32,732,345

South Korea — 4.5%

Alteogen, Inc.(1)	2,400	$152,623

AMOREPACIFIC Corp.	3,554	498,752

AMOREPACIFIC Group	5,071	188,950

Bukwang Pharmaceutical Co., Ltd.(1)	8,877	96,164

Celltrion Healthcare Co., Ltd.	5,449	367,101

Celltrion Pharm, Inc.(1)	2,045	213,762

Celltrion, Inc.	6,818	1,134,983

Chabiotech Co., Ltd.(1)	12,772	213,999

Cheil Worldwide, Inc.	11,267	216,202

CJ CheilJedang Corp.	810	263,876

CJ Corp.	1,100	77,082

Coway Co., Ltd.	3,444	215,771

17	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)

Daewoo Industrial Development Co., Ltd.(1)	3,501	$11,751

DL E&C Co., Ltd.(1)	2,368	236,670

DL Holdings Co., Ltd.	1,888	96,553

Dong-A ST Co., Ltd.	3,213	193,182

E-MART, Inc.(1)	1,921	243,528

Genexine Inc.(1)	2,500	122,245

Green Cross Corp.	400	73,207

GS Engineering & Construction Corp.	6,207	206,409

GS Holdings Corp.	1,092	35,867

Hana Financial Group, Inc.	6,353	224,446

Hankook Tire and Technology Co., Ltd.	5,992	200,176

Hanmi Pharm Co., Ltd.	1,309	303,661

Hanmi Science Co., Ltd.	3,121	142,026

Hanwha Corp.	6,800	179,314

Hanwha Solutions Corp.(1)	9,753	290,882

Hotel Shilla Co., Ltd.	2,448	160,440

Hugel, Inc.(1)	1,400	180,629

Hyosung TNC Corp.	213	93,191

Hyundai Engineering & Construction Co., Ltd.	3,203	119,513

Hyundai Glovis Co., Ltd.	1,372	193,475

Hyundai Mobis Co., Ltd.	2,818	602,367

Hyundai Motor Co.	6,125	1,075,118

Kangwon Land, Inc.(1)	9,384	189,554

KB Financial Group, Inc.	4,943	228,586

Kia Corp.	10,062	694,410

KIWOOM Securities Co., Ltd.	2,085	187,232

Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,784	141,809

Korea Zinc Co., Ltd.	995	428,120

Korean Air Lines Co., Ltd.(1)	6,176	152,086

KT&G Corp.(1)	9,317	619,001

Kumho Petrochemical Co., Ltd.	1,229	171,327

LG Chem, Ltd.	1,592	823,003

LG Corp.	5,307	361,233

LG Display Co., Ltd.(1)	8,289	170,900

LG Electronics, Inc.(1)	4,500	521,013

LG Household & Health Care, Ltd.	582	537,166

LG Innotek Co., Ltd.	1,400	428,007

LG Uplus Corp.	22,484	256,550

Lotte Chemical Corp.	827	150,862

LS Corp.	3,961	180,093

MedPacto, Inc.(1)	2,253	110,786

Naver Corp.	5,654	1,794,700

NCSoft Corp.	883	476,933

Nong Shim Co., Ltd.	480	128,718

Orion Corp. of Republic of Korea	1,101	95,843

Pharmicell Co., Ltd.(1)	12,700	139,188

Security	Shares	Value

South Korea (continued)

POSCO	3,029	$702,385

S-Oil Corp.	4,000	287,489

S1 Corp.	2,867	178,396

Samsung Biologics Co., Ltd.(1)(4)	1,264	959,763

Samsung C&T Corp.	4,158	415,468

Samsung Electro-Mechanics Co., Ltd.	1,336	221,577

Samsung Electronics Co., Ltd.	93,282	6,126,287

Samsung SDI Co., Ltd.(1)	1,221	671,516

Samsung SDS Co., Ltd.	659	86,564

Seegene, Inc.	3,878	198,383

Shin Poong Pharmaceutical Co., Ltd.	2,300	61,626

Shinhan Financial Group Co., Ltd.	5,915	182,768

Shinsegae, Inc.(1)	779	166,240

SK Biopharmaceuticals Co., Ltd.(1)	1,515	123,753

SK Chemicals Co., Ltd.	1,155	144,600

SK Hynix, Inc.(1)	9,559	1,049,890

SK Inc.	1,665	351,014

SK Innovation Co., Ltd.(1)	6,751	1,351,761

SK Square Co., Ltd.(1)	2,041	114,004

SK Telecom Co., Ltd.	3,158	153,467

Yuhan Corp.	3,336	174,281

Zyle Motors Corp.(1)	4,895	5,456

		$31,337,723

Sri Lanka — 0.6%

Access Engineering PLC	1,978,107	$312,447

Ceylon Tobacco Co. PLC	96,609	422,192

Chevron Lubricants Lanka PLC	216,091	120,457

Commercial Bank of Ceylon PLC	357,080	139,529

Dialog Axiata PLC	9,641,167	523,268

Hatton National Bank PLC	292,310	194,583

Hemas Holdings PLC	342,755	112,799

John Keells Holdings PLC	1,681,224	1,249,034

National Development Bank PLC	493,898	167,741

Nations Trust Bank PLC	295,833	80,307

Nestle Lanka PLC	15,593	93,698

Sampath Bank PLC	534,947	137,721

Teejay Lanka PLC	1,870,121	404,693

		$3,958,469

Taiwan — 4.7%

Advantech Co., Ltd.	15,357	$219,533

ASE Technology Holding Co., Ltd.	77,247	298,499

Asia Cement Corp.	126,967	202,999

Asustek Computer, Inc.	18,174	246,721

18	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)

AU Optronics Corp.	182,000	$150,452

Catcher Technology Co., Ltd.	27,100	153,201

Cathay Financial Holding Co., Ltd.	90,351	203,547

Cheng Shin Rubber Industry Co., Ltd.	394,010	513,475

China Airlines, Ltd.(1)	272,963	271,291

China Petrochemical Development Corp.(1)	407,426	193,234

China Steel Corp.	579,815	739,882

Chunghwa Telecom Co., Ltd.	328,780	1,384,030

Delta Electronics, Inc.	46,356	459,953

E.Sun Financial Holding Co., Ltd.	148,578	150,592

EirGenix, Inc.(1)	29,000	116,679

EVA Airways Corp.(1)	223,334	225,197

Evergreen Marine Corp.	570,283	2,921,516

Far Eastern Department Stores, Ltd.	288,642	223,658

Far Eastern New Century Corp.	178,313	188,570

Far EasTone Telecommunications Co., Ltd.	145,776	340,082

Feng Hsin Steel Co., Ltd.	40,000	120,702

Feng TAY Enterprise Co., Ltd.	13,000	108,664

First Financial Holding Co., Ltd.	178,330	157,742

Formosa Chemicals & Fibre Corp.	213,755	623,437

Formosa Petrochemical Corp.	128,153	443,126

Formosa Plastics Corp.	166,959	626,642

Formosa Taffeta Co., Ltd.	193,000	203,180

Fubon Financial Holding Co., Ltd.	55,211	151,970

Giant Manufacturing Co., Ltd.	24,531	305,312

Globalwafers Co., Ltd.	7,000	224,253

Great Wall Enterprise Co., Ltd.	95,098	183,465

Highwealth Construction Corp.	112,811	188,449

Hiwin Technologies Corp.	21,101	233,527

Hon Hai Precision Industry Co., Ltd.	213,806	801,802

Hotai Motor Co., Ltd.	42,000	930,663

Hua Nan Financial Holdings Co., Ltd.	203	155

Innolux Corp.	206,000	145,570

Largan Precision Co., Ltd.	2,042	181,668

MediaTek, Inc.	27,664	1,187,049

Medigen Vaccine Biologics Corp.(1)	52,925	570,332

Mega Financial Holding Co., Ltd.	178,688	229,483

Merida Industry Co., Ltd.	44,907	530,206

Nan Kang Rubber Tire Co., Ltd.(1)	100,819	145,951

Nan Ya Plastics Corp.	212,378	654,282

Nanya Technology Corp.	51,165	144,112

Novatek Microelectronics Corp.	15,479	300,576

OBI Pharma, Inc.(1)	42,000	172,897

Pegatron Corp.	81,486	203,316

Pegavision Corp.	8,000	123,062

Pharmally International Holding Co., Ltd.(1)(5)	38,000	0

Security	Shares	Value

Taiwan (continued)

Polaris Group(1)	80,000	$213,208

Pou Chen Corp.	501,309	599,729

President Chain Store Corp.	59,716	589,640

Quanta Computer, Inc.	35,000	119,533

Radiant Opto-Electronics Corp.	41,350	150,746

Realtek Semiconductor Corp.	17,542	366,510

Ruentex Development Co., Ltd.	89,759	206,524

Ruentex Industries, Ltd.	107,920	379,372

Sanyang Motor Co., Ltd.	377,000	368,403

Simplo Technology Co., Ltd.	12,652	150,064

Synnex Technology International Corp.	117,569	280,908

Tainan Spinning Co., Ltd.	516,407	475,661

Taiwan Cement Corp.	212,565	368,406

Taiwan Mobile Co., Ltd.	144,858	523,158

Taiwan Semiconductor Manufacturing Co., Ltd.	240,747	5,325,563

TTY Biopharm Co., Ltd.	167,780	416,552

Uni-President Enterprises Corp.	502,588	1,244,315

United Microelectronics Corp.	252,323	591,135

Vanguard International Semiconductor Corp.	54,544	310,695

Walsin Lihwa Corp.	169,980	162,369

Yageo Corp.(1)	14,362	248,314

Yieh Phui Enterprise Co., Ltd.(1)	242,348	221,065

Yuanta Financial Holding Co., Ltd.	104,694	95,631

YungShin Global Holding Corp.	59,000	91,560

		$32,593,765

Thailand — 4.9%

Advanced Info Service PCL(8)	221,200	$1,521,618

Airports of Thailand PCL(1)(8)	822,700	1,498,061

Amata Corp. PCL(8)	203,300	127,543

AP Thailand PCL(8)	920,660	263,154

Bangkok Bank PCL(8)	64,400	233,413

Bangkok Chain Hospital PCL(8)	959,400	577,277

Bangkok Dusit Medical Services PCL(8)	3,543,600	2,437,403

Bangkok Expressway & Metro PCL(8)	1,324,754	335,190

Banpu PCL(8)	927,600	294,932

Berli Jucker PCL(8)	219,700	203,716

BTS Group Holdings PCL(8)	1,033,700	288,932

Bumrungrad Hospital PCL(8)	371,500	1,563,296

Central Pattana PCL(8)	355,200	600,563

Central Retail Corp. PCL(8)	705,000	674,714

CH. Karnchang PCL(8)	194,800	133,377

Charoen Pokphand Foods PCL(8)	487,600	372,560

Chularat Hospital PCL(8)	5,372,700	588,657

CP ALL PCL(8)	474,700	837,806

Delta Electronics (Thailand) PCL(8)	354,300	4,386,131

19	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)

Electricity Generating PCL(8)	33,200	$174,241

Energy Absolute PCL(8)	172,800	495,947

Global Power Synergy PCL(8)	76,700	203,964

Gulf Energy Development PCL(8)	516,500	707,427

Hana Microelectronics PCL(8)	534,100	1,414,228

Home Product Center PCL(8)	912,260	395,761

Indorama Ventures PCL(8)	428,071	553,446

Jasmine International PCL(8)	2,504,800	262,063

Kasikornbank PCL(8)	83,600	353,956

Kiatnakin Phatra Bank PCL(8)	144,700	258,269

Krung Thai Bank PCL(8)	407,925	160,810

Land & Houses PCL(8)	1,034,900	272,086

Mega Lifesciences PCL(8)	487,100	734,698

Minor International PCL(1)(8)	1,783,036	1,533,125

PTT Exploration & Production PCL(8)	270,516	953,684

PTT Global Chemical PCL(8)	306,705	539,070

PTT PCL(8)	1,998,600	2,268,078

Quality House PCL(8)	3,330,683	225,235

Ratch Group PCL(8)	101,600	136,969

Siam Cement PCL(8)	50,911	588,587

Siam Commercial Bank PCL(8)	78,000	296,069

Siam Global House PCL(8)	499,309	299,034

Star Petroleum Refining PCL(1)(8)	881,700	258,664

Supalai PCL(8)	473,400	321,334

SVI PCL(8)	794,000	187,572

Thai Beverage PCL(8)	714,200	350,071

Thai Oil PCL(8)	175,500	259,705

Thai Union Group PCL(8)	480,092	280,370

TOA Paint Thailand PCL(8)	174,300	167,115

Total Access Communication PCL(8)	96,800	132,697

TPI Polene PCL(8)	2,914,200	150,024

True Corp. PCL(8)	5,185,982	741,590

TTW PCL(8)	544,700	185,887

VGI PCL(8)	1,361,600	268,952

WHA Corp. PCL(8)	3,200,800	336,567

		$33,405,638

Tunisia — 0.7%

Attijari Bank	28,110	$297,628

Banque de Tunisie	118,510	227,181

Banque Internationale Arabe de Tunisie	37,272	768,907

Banque Nationale Agricole	25,291	66,272

Carthage Cement(1)	469,841	215,841

Euro Cycles S.A.	38,028	429,858

Poulina Group	112,565	446,856

Societe d’Articles Hygieniques S.A.	120,815	470,803

Security	Shares	Value

Tunisia (continued)

Societe Frigorifique et Brasserie de Tunis S.A.	190,193	$1,211,139

Telnet Holding	121,453	357,242

Union Internationale de Banques S.A.	42,491	232,322

		$4,724,049

Turkey — 4.4%

Akbank T.A.S.	630,171	$340,323

Aksa Akrilik Kimya Sanayii AS	99,477	257,797

Aksa Enerji Uretim AS(1)	666,220	505,407

Anadolu Efes Biracilik ve Malt Sanayii AS	84,649	189,598

Arcelik AS	290,417	1,064,122

Aselsan Elektronik Sanayi Ve Ticaret AS	248,382	391,571

Aygaz AS	195,842	332,113

Bera Holding AS(1)	188,851	138,220

BIM Birlesik Magazalar AS	322,259	1,493,369

Biotrend Cevre VE Enerji Yatirimlari AS(1)	354,123	147,476

Coca-Cola Icecek AS	48,719	326,787

Deva Holding AS	120,294	260,915

Dogan Sirketler Grubu Holding AS	691,379	143,566

EGE Endustri VE Ticaret AS	1,386	185,020

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,338,051	863,582

Enerjisa Enerji AS(4)	618,766	601,287

Enka Insaat ve Sanayi AS	563,812	644,304

Eregli Demir ve Celik Fabrikalari TAS	617,110	1,312,856

Esenboga Elektrik Uretim AS	49,473	126,098

Ford Otomotiv Sanayi AS	86,665	1,561,827

Gubre Fabrikalari TAS(1)	57,704	335,139

Haci Omer Sabanci Holding AS	401,772	401,048

Hektas Ticaret TAS(1)	162,086	181,668

Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	232,429	116,570

Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	464,854	477,449

Is Gayrimenkul Yatirim Ortakligi AS(1)	3,024,596	691,243

Iskenderun Demir ve Celik AS	96,065	168,832

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	624,718	434,905

KOC Holding AS	389,912	835,240

Kordsa Teknik Tekstil AS(1)	61,320	145,411

Koza Altin Isletmeleri AS(1)	27,900	243,451

Koza Anadolu Metal Madencilik Isletmeleri AS(1)	124,600	169,776

Logo Yazilim Sanayi Ve Ticaret AS	199,098	627,868

Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	43,931	231,530

Migros Ticaret AS(1)	41,518	118,709

MLP Saglik Hizmetleri AS(1)(4)	225,692	508,952

ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	2,850,035	288,845

Pegasus Hava Tasimaciligi AS(1)	10,308	66,272

20	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)

Petkim Petrokimya Holding AS(1)	631,618	$373,757

RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS(1)	99,175	164,271

Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	58,885	87,871

Sasa Polyester Sanayi AS(1)	122,872	490,875

Selcuk Ecza Deposu Ticaret ve Sanayi AS	419,227	373,406

Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	894,039	288,384

Sok Marketler Ticaret AS	232,300	222,975

TAV Havalimanlari Holding AS(1)	85,153	211,697

Tekfen Holding AS	62,617	95,838

Tofas Turk Otomobil Fabrikasi AS	105,830	603,754

Turk Hava Yollari AO(1)	291,017	441,552

Turk Ilac VE Serum Sanayi AS(1)	267,028	235,880

Turk Telekomunikasyon AS	597,207	434,476

Turkcell Iletisim Hizmetleri AS	1,871,561	2,604,057

Turkiye Garanti Bankasi AS	385,635	328,195

Turkiye Is Bankasi AS, Class C	321,340	174,055

Turkiye Petrol Rafinerileri AS(1)	361,837	4,225,449

Turkiye Sise ve Cam Fabrikalari AS	405,026	410,654

Ulker Biskuvi Sanayi AS	66,561	87,775

Vakif Gayrimenkul Yatirim Ortakligi AS(1)	1,822,822	221,110

Vestel Elektronik Sanayi ve Ticaret AS	88,858	168,700

Yapi ve Kredi Bankasi AS	1,188,286	304,324

Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	150,792	126,296

Ziraat Gayrimenkul Yatirim Ortakligi AS(1)	2,610,938	479,890

Zorlu Enerji Elektrik Uretim AS(1)	1,400,345	175,738

		$30,260,125

United Arab Emirates — 1.1%

Abu Dhabi Commercial Bank PJSC	337,720	$783,540

Abu Dhabi National Oil Co. for Distribution PJSC	223,509	259,687

Agthia Group PJSC	138,550	194,029

Air Arabia PJSC(1)	646,580	254,609

Aldar Properties PJSC	1,024,671	1,112,674

Dana Gas PJSC	1,234,795	355,061

Dubai Investments PJSC	527,093	276,522

Emaar Properties PJSC	769,140	1,022,092

Emirates Telecommunications Group Co. PJSC	249,055	2,151,926

First Abu Dhabi Bank PJSC	292,660	1,499,459

		$7,909,599

Vietnam — 1.2%

Bank for Foreign Trade of Vietnam JSC	187,277	$647,363

Bank for Investment and Development of Vietnam JSC	51,100	83,149

Development Investment Construction Corp.(1)	10	43

FLC Faros Construction JSC(1)	6	4

Security	Shares	Value

Vietnam (continued)

HAGL JSC(1)	40	$23

Hoa Phat Group JSC	1,008,941	2,053,012

KIDO Group Corp.	44,303	104,829

Kinh Bac City Development Share Holding Corp.(1)	245,370	653,558

Masan Group Corp.	181,260	1,359,369

PetroVietnam Drilling & Well Services JSC(1)	8	10

PetroVietnam Gas JSC	23,830	100,450

PetroVietnam Technical Services Corp.	92,872	111,134

SSI Securities Corp.	2	5

Thaiholdings JSC(1)	11,300	137,232

Vietjet Aviation JSC(1)	88,394	497,516

Vietnam Construction and Import-Export JSC	95,702	217,039

Vietnam Dairy Products JSC	250,848	950,881

Vietnam National Petroleum Group	30	71

Vincom Retail JSC(1)	85,213	112,383

Vingroup JSC(1)	348,179	1,451,860

		$8,479,931

Total Common Stocks (identified cost $389,565,750)		$696,516,009

Rights(1) — 0.0%
Security	Shares	Value

Seazen Group, Ltd., Exp. 1/19/22	15,047	$0

Total Rights (identified cost $0)		$0

Short-Term Investments — 0.4%
Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(9)	2,605,906	$2,605,906

Total Short-Term Investments (identified cost $2,605,906)		$2,605,906

Total Investments — 101.7% (identified cost $392,171,656)		$699,121,915

Other Assets, Less Liabilities — (1.7)%		$(11,562,704)

Net Assets — 100.0%		$687,559,211

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

21	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Portfolio of Investments (Unaudited) — continued

(2)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $12,083,514.

(3)	Amount is less than 0.05%.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $21,462,615 or 3.1% of the Fund’s net assets.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of these securities is $9,127,711 or 1.3% of the Fund’s net assets.

(7)	Securities are traded on separate exchanges for the same entity.

(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(9)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	13.0%	$89,452,387

Consumer Staples	10.7	73,713,948

Materials	10.5	72,167,076

Industrials	10.4	71,657,436

Energy	9.8	67,115,298

Communication Services	9.6	65,816,884

Consumer Discretionary	9.4	64,853,079

Information Technology	9.3	64,097,375

Health Care	8.8	60,587,274

Real Estate	5.2	35,757,492

Utilities	4.6	31,297,760

Short-Term Investments	0.4	2,605,906

Total Investments	101.7%	$699,121,915

Abbreviations:

ADR	–	American Depositary Receipt

BDR	–	Brazilian Depositary Receipt

GDR	–	Global Depositary Receipt

PCL	–	Public Company Ltd.

PFC Shares	–	Preference Shares

22	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2021

Unaffiliated investments, at value including $12,083,514 of securities on loan (identified cost, $392,171,656)	$699,121,915

Cash	107,092

Foreign currency, at value (identified cost, $6,305,802)	5,377,357

Dividends receivable	894,443

Receivable for investments sold	10,244,490

Receivable for Fund shares sold	840,201

Securities lending income receivable	8,454

Tax reclaims receivable	198,323

Total assets	$716,792,275

Liabilities

Demand note payable	$23,730,000

Collateral for securities loaned	2,605,906

Payable for Fund shares redeemed	354,669

Payable to affiliates:

Investment adviser fee	271,183

Administration fee	301,314

Accrued foreign capital gains taxes	1,964,525

Accrued expenses	5,467

Total liabilities	$29,233,064

Net Assets	$687,559,211

Sources of Net Assets

Paid-in capital	$387,510,479

Distributable earnings	300,048,732

Net Assets	$687,559,211

Institutional Class Shares

Net Assets	$687,559,211

Shares Outstanding	14,450,574

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$47.58

23	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2021

Dividends (net of foreign taxes, $1,739,206)	$10,986,145

Securities lending income, net	75,339

Total investment income	$11,061,484

Expenses

Investment adviser fee	$1,718,709

Administration fee	1,909,676

Interest expense and fees	21,389

Total expenses	$3,649,774

Net investment income	$7,411,710

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $319,418)	$55,398,965

Foreign currency transactions	(546,768)

Net realized gain	$54,852,197

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $422,373)	$(98,026,302)

Foreign currency	(250,991)

Net change in unrealized appreciation (depreciation)	$(98,277,293)

Net realized and unrealized loss	$(43,425,096)

Net decrease in net assets from operations	$(36,013,386)

24	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021

From operations —

Net investment income	$7,411,710	$15,658,582

Net realized gain	54,852,197	110,423,642

Net change in unrealized appreciation (depreciation)	(98,277,293)	158,356,023

Net increase (decrease) in net assets from operations	$(36,013,386)	$284,438,247

Distributions to shareholders —

Institutional Class	$(62,878,171)	$(15,418,818)

Total distributions to shareholders	$(62,878,171)	$(15,418,818)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$15,745,838	$31,623,511

Net asset value of shares issued to shareholders in payment of distributions declared	47,771,064	12,356,736

Cost of shares redeemed	(116,039,512)	(575,485,181)

Net decrease in net assets from Fund share transactions	$(52,522,610)	$(531,504,934)

Net decrease in net assets	$(151,414,167)	$(262,485,505)

Net Assets

At beginning of period	$838,973,378	$1,101,458,883

At end of period	$687,559,211	$838,973,378

25	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Financial Highlights

	Institutional Class

	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$54.690		$40.370	$48.520	$48.590	$47.740	$41.370

Income (Loss) From Operations

Net investment income(1)	$0.521		$0.859	$1.100	$1.042	$0.967	$0.777

Net realized and unrealized gain (loss)	(3.010)		14.354	(7.971)	(0.110)	0.811	6.232

Total income (loss) from operations	$(2.489)		$15.213	$(6.871)	$0.932	$1.778	$7.009

Less Distributions

From net investment income	$(1.242)		$(0.893)	$(1.279)	$(1.002)	$(0.939)	$(0.699)

From net realized gain	(3.379)		—	—	—	—	—

Total distributions	$(4.621)		$(0.893)	$(1.279)	$(1.002)	$(0.939)	$(0.699)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.011 (3)	$0.060

Net asset value — End of period	$47.580		$54.690	$40.370	$48.520	$48.590	$47.740

Total Return(4)	(4.50	)%(5)	37.89%	(14.61)%	2.12%	3.63%	17.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$687,559		$838,973	$1,101,459	$2,341,680	$3,257,773	$3,410,698

Ratios (as a percentage of average daily net assets):

Expenses	0.96	%(6)	0.96%	0.96%	0.96%	0.95%	0.95%

Net investment income	1.94	%(6)	1.79%	2.46%	2.21%	1.86%	1.75%

Portfolio Turnover	6	%(5)	19%	2%	4%	6%	8%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of September 1, 2016.

(3)	Represents redemption fees that were inadvertently not charged in prior years that were paid to the Fund by the investment adviser.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Annualized.

26	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of December 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

27

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to December 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$409,599,754

Gross unrealized appreciation	$331,266,061

Gross unrealized depreciation	(41,743,900)

Net unrealized appreciation	$289,522,161

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2021, the investment adviser fee amounted to $1,718,709.

Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund.

28

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2021, the administration fee amounted to $1,909,676. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM are paid for their services to the Fund by EVM and may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $41,571,780 and $136,576,992, respectively, for the six months ended December 31, 2021.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021

Sales	308,190	659,393

Issued to shareholders electing to receive payments of distributions in Fund shares	1,008,254	249,682

Redemptions	(2,206,521)	(12,851,336)

Net decrease	(890,077)	(11,942,261)

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2021, the Fund had a balance outstanding pursuant to this line of credit of $23,730,000 at an annual interest rate of 1.08%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2021. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2021. Average borrowings and the average annual interest rate (excluding fees) for the six months ended December 31, 2021 were $2,480,978 and 1.29%, respectively.

7  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

29

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At December 31, 2021, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $12,083,514 and $12,800,926, respectively. Collateral received was comprised of cash of $2,605,906 and U.S. government and/or agencies securities of $10,195,020. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2021.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$2,605,906	$—	$—	$—	$2,605,906

The carrying amount of the liability for collateral for securities loaned at December 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2021.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$12,363,498	$325,646,805		$0	$338,010,303

Emerging Europe	4,998,257	113,117,699		—	118,115,956

Latin America	55,047,641	42,414,977		—	97,462,618

Middle East/Africa	2,824,933	132,758,053		7,344,146	142,927,132

Total Common Stocks	$75,234,329	$613,937,534	**	$7,344,146	$696,516,009

Rights	$—	$0		$—	$0

Short-Term Investments	2,605,906	—		—	2,605,906

Total Investments	$77,840,235	$613,937,534		$7,344,146	$699,121,915

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2021 is not presented.

30

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

31

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

32

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

33

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

34

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7736    12.31.21

Item 2. Code of Ethics

Not required in this filing

Item 3. Audit Committee Financial Expert

Not required in this filing

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	February 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	February 23, 2022